SUMMARY OF EXCHANGE OF CURRENCY RATES (Details)	Dec. 31, 2023	Dec. 31, 2022
Year-End RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	7.0971	6.9091
Annual-Average RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	7.0676	6.7131